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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Relational Investors LLC
Address: 11975 El Camino Real, Suite 300
         San Diego, CA 92130


13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


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Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay Sitlani
Title:    CFO
Phone:    858-704-3336
Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 11/11/99


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   20

Form 13F Information Table Value Total:   $447,922



List of Other Included Managers:
NONE



FORM 13F INFORMATION TABLE

                                TITLE                 VALUE      SHARES/    SH/  PUT/ INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER            OF CLASS   CUSIP       (X$1000)    PRN AMT    PRN  CALL DSCRETN  MANAGERS  SOLE        SHARED  NONE
--------------------         --------- ---------    --------    --------    --- ----   ------- --------  ------      ------- ----
Apria Healthcare Group Inc.      COM    037933108    $181,965   10,863,600   SH         SOLE             10,863,600
Nuevo Energy Co.                 COM    670509108    $ 33,022    1,914,300   SH         SOLE              1,914,300
Tektronix, Inc.                  COM    879131100    $156,579    4,674,000   SH         SOLE              4,674,000
Waste Management, Inc.           COM    94106L109    $ 22,831    1,186,000   SH         SOLE              1,186,000
ICN Pharmaceuticals, Inc.        COM    448924100    $ 26,880    1,563,900   SH         SOLE              1,563,390
Reynolds Metals Company          COM    761763101    $ 13,246      219,400   SH         SOLE                219,400
CMP Group Inc.                   COM    125887109    $    264       10,000   SH         SOLE                 10,000
CORT Business Services Corp.     COM    220493100    $    923       39,900   SH         SOLE                 39,900
Empire District Electric Co.     COM    291641108    $    895       35,000   SH         SOLE                 35,000
HCIA Inc.                        COM    403908106    $    830       80,000   SH         SOLE                 80,000
Long Beach Financial Corp.       COM    542446109    $  1,905      120,000   SH         SOLE                120,000
Orion Capital Corporation        COM    686268103    $  1,895       40,000   SH         SOLE                 40,000
O'Sullivan Industries Holdings   COM    688609106    $  1,050       70,000   SH         SOLE                 70,000
Pioneer Hi-Bred International    COM    723686101    $  1,191       30,000   SH         SOLE                 30,000
Physicians' Specialty Corp.      COM    718934102    $    503       50,000   SH         SOLE                 50,000
Republic New York Corp.          COM    760719104    $    614       10,000   SH         SOLE                 10,000
Southwest Gas Corporation        COM    844895102    $    943       35,000   SH         SOLE                 35,000
St. Joseph Light & Power Co.     COM    790654107    $    549       26,600   SH         SOLE                 26,600
Sunstone Hotel Investors, Inc.   COM    867933103    $    875      100,000   SH         SOLE                100,000
Viasoft Inc.                     COM    92552U102    $    962      111,900   SH         SOLE                111,900